Other Financial Assets at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2021
Financial assets at fair value through profit or loss [abstract]
Summary of Other Financial Assets at Fair Value Through Profit or Loss

		Group
	2021	2020
	£m	£m
Loans and advances to customers:
Loans to housing associations	12	13
Other loans	502	579
	514	592
Debt securities	112	112
Equity securities	50	130
	676	834